Stock and Other Compensation Plans, TRC LTIP, Cash-Settled Performance Units (Details) - Cash-Settled Performance Units [Member]	12 Months Ended
Dec. 31, 2015 USD ($) shares
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)	402,930
Granted (in shares)	198,280
Vested and paid (in shares)	(138,460)
Forfeited (in shares)	(10,760)
Outstanding, end of period (in shares)	451,990
Calculated fair market value as of period end | $	$ 2,645,093
Current liability | $	511,247
Long-term liability | $	402,386
Liability as of year end | $	913,633
To be recognized in future periods | $	$ 1,731,460
Weighted average recognition period for unrecognized compensation cost	2 years 3 months 18 days
2012 Long-term Incentive Plan [Member]
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)	138,460
Granted (in shares)	0
Vested and paid (in shares)	(138,460)
Forfeited (in shares)	0
Outstanding, end of period (in shares)	0
2013 Long-term Incentive Plan [Member]
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)	142,110
Granted (in shares)	0
Vested and paid (in shares)	0
Forfeited (in shares)	(2,410)
Outstanding, end of period (in shares)	139,700
Calculated fair market value as of period end | $	$ 622,496
Current liability | $	511,247
Long-term liability | $	0
Liability as of year end | $	511,247
To be recognized in future periods | $	$ 111,249
Vesting date	June, 2016
2014 Long-term Incentive Plan [Member]
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)	122,360
Granted (in shares)	0
Vested and paid (in shares)	0
Forfeited (in shares)	(2,460)
Outstanding, end of period (in shares)	119,900
Calculated fair market value as of period end | $	$ 359,684
Current liability | $	0
Long-term liability | $	172,926
Liability as of year end | $	172,926
To be recognized in future periods | $	$ 186,758
Vesting date	June, 2017
2015 Long-term Incentive Plan [Member]
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)	0
Granted (in shares)	198,280
Forfeited (in shares)	(5,890)
Outstanding, end of period (in shares)	192,390
Calculated fair market value as of period end | $	$ 1,662,913
Current liability | $	0
Long-term liability | $	229,460
Liability as of year end | $	229,460
To be recognized in future periods | $	$ 1,433,453
Vesting date	June, 2018